Net other operating expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating income [Abstract]
Gain on sale of Loans	₩ 50,707	₩ 69,002	₩ 180,306
Miscellaneous other operating income [Abstract]
Gain on hedged items	634,695	392,913	356,090
Reversal of allowance for acceptances and guarantee	0	4,046	33,526
Gain on trust account	14	3,379	5,027
Gain on other allowance	306,730	30,419	6,988
Others	82,375	47,556	392,548
Miscellaneous other operating income	1,023,814	478,313	794,179
Other operating income	1,074,521	547,315	974,485
Other operating expense [Abstract]
Loss on sale of Loans	(8,394)	(11,021)	(10,759)
Miscellaneous other operating expense [Abstract]
Loss on hedged items	(629,754)	(451,728)	(297,066)
Contribution	(252,419)	(252,178)	(274,685)
Loss on allowance for acceptances and guarantee	(2,548)	(7,933)	(825)
Loss on other allowance	(31,931)	(84,048)	(55,425)
Depreciation of operating lease assets	(12,943)	(8,315)	(9,895)
Others	(599,524)	(530,003)	(769,973)
Miscellaneous other operating expense	(1,529,119)	(1,334,205)	(1,407,869)
Other operating expense	(1,537,513)	(1,345,226)	(1,418,628)
Net other operating expenses	₩ (462,992)	₩ (797,911)	₩ (444,143)